GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount	$ 6,794,398	$ 6,794,398	$ 6,976,800
Accumulated amortization	(2,264,112)	(2,079,457)	(2,707,717)
Net book value	4,529,537	4,714,941	5,369,083
Goodwill	768,091	768,091	1,050,366
Customer Base
Gross carrying amount	938,000	938,000	1,197,200
Accumulated amortization	(233,418)	(207,771)	(364,383)
Net book value	$ 704,582	$ 730,229	832,817
Customer Base | Minimum
Useful life	3 years	3 years
Customer Base | Maximum
Useful life	10 years	10 years
Developed Technology
Gross carrying amount	$ 4,595,600	$ 4,595,600	4,595,600
Accumulated amortization	(1,744,631)	(1,616,975)	(1,106,351)
Net book value	$ 2,850,969	$ 2,978,625	3,489,249
Useful life	9 years	9 years
Film Library
Gross carrying amount	$ 957,000	$ 957,000	957,000
Accumulated amortization	(195,150)	(177,100)	(104,900)
Net book value	$ 761,850	$ 779,900	852,100
Useful life	11 years	11 years
Trademarks and Tradenames
Gross carrying amount	$ 132,000	$ 132,000	132,000
Accumulated amortization	(29,633)	(26,731)	(15,123)
Net book value	$ 102,367	$ 105,269	116,877
Useful life	12 years	12 years
Favorable leases
Gross carrying amount	$ 95,000	$ 95,000	95,000
Accumulated amortization	(59,360)	(50,880)	(16,960)
Net book value	$ 35,640	$ 44,120	78,040
Useful life	3 years	3 years
Other
Gross carrying amount	$ 76,798	$ 76,798	0
Accumulated amortization	(1,920)	0	0
Net book value	$ 74,129	$ 76,798	$ 0
Useful life	10 years